Certain Transactions (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Related Party [Line Items]
Raw Materials and Supplies	$ 133,942	$ 118,467
Director [Member]
Related Party [Line Items]
Raw Materials and Supplies	$ 1,100	$ 1,200	$ 800